FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2026
Schedule of contractual obligations and commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$12,018	$12,018	$-	$-
Deferred consideration payable	8,750	8,750	-	-
Equipment loans	825	444	381	-
Finance lease obligations	8,175	3,517	4,658	-
Total	$29,768	$24,729	$5,039	$-

Schedule of foreign currency risk
	March 31, 2026		December 31, 2025
	MXN	CDN	MXN	CDN
Cash	$22,483	$2,814	$29,172	$1,710
Due from related parties	4,104	-	4,026	-
Long-term investments	-	5,918	-	5,690
Reclamation bonds	-	6	-	6
Amounts receivable	9,809	31	11,461	30
Accounts payable and accrued liabilities	(61,583)	(232)	(73,792)	(311)
Due to related parties	-	(135)	-	(135)
Finance lease obligations	(3,047)	(402)	(4,320)	(430)
Net exposure	(28,234)	8,000	(33,453)	6,560
US dollar equivalent	$(1,558)	$5,738	$(1,863)	$4,785

Schedule of financial assets measured at fair value on a recurring basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$138,646	$-	$-
Amounts receivable	-	4,870	-
Derivative asset	-	190	-
Long-term investments	3,846	-	400
Total financial assets	$142,492	$5,060	$400

Financial liabilities
Derivative liability	-	-	-
Total financial liabilities	$-	$-	$-
	Level 1	Level 2	Level 3
Financial assets
Cash	$101,724	$-	$-
Amounts receivable	-	7,430	-
Derivative asset	-	1,314	-
Long-term investments	3,843	-	308
Total financial assets	$105,567	$8,744	$308

Financial liabilities
Derivative liability	-	-	-
Total financial liabilities	$-	$-	$-